UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        --------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                         ------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                        ----------------

Date of reporting period:  NOVEMBER 30, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             Villere Balanced Fund

             SCHEDULE OF INVESTMENTS November 30, 2005 (Unaudited)

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCKS: 69.9%

AUTO COMPONENTS: 3.3%
      70,400   Noble International Ltd.                           $ 1,585,408
                                                                  -----------
BIOTECHNOLOGY: 3.8%
     172,000   Luminex Corp.*<F1>                                   1,802,560
                                                                  -----------
CHEMICALS: 7.2%
      82,000   American Vanguard Corp.                              1,890,100
      43,700   Cabot Corp.                                          1,531,685
                                                                  -----------
                                                                    3,421,785
                                                                  -----------
COMMERCIAL BANKS: 3.2%
      61,600   First State Bancorp.                                 1,523,984
                                                                  -----------
COMPUTERS: 2.8%
      75,800   3D Systems Corp.*<F1>                                1,348,482
                                                                  -----------
ELECTRIC UTILITIES: 3.0%
      63,000   Westar Energy, Inc.                                  1,425,060
                                                                  -----------
ENERGY EQUIPMENT & SERVICES: 3.1%
     200,000   Input/Output, Inc.*<F1>                              1,488,000
                                                                  -----------
FINANCIAL SERVICES: 3.5%
      67,000   H&R Block, Inc.                                      1,637,480
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES: 8.4%
      55,900   Advanced Medical Optics, Inc.*<F1>                   2,370,719
      73,700   Laserscope*<F1>                                      1,586,024
                                                                  -----------
                                                                    3,956,743
                                                                  -----------
HOTELS RESTAURANTS & LEISURE: 1.9%
      38,000   Marcus Corp.                                           921,880
                                                                  -----------
HOUSEHOLD DURABLES: 3.7%
      75,000   Leggett & Platt, Inc.                                1,761,000
                                                                  -----------
OIL & GAS: 3.4%
     100,000   Delta Petroleum Corp.*<F1>                           1,610,000
                                                                  -----------
ROAD & RAIL: 4.4%
      44,000   Yellow Roadway Corp.*<F1>                            2,072,840
                                                                  -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 2.5%
      33,000   International Rectifier Corp.*<F1>                   1,170,180
                                                                  -----------
SOFTWARE: 3.4%
      84,000   EPIQ Systems, Inc.*<F1>                              1,596,840
                                                                  -----------
SPECIALTY RETAIL: 8.3%
     109,000   Cabela's, Inc. - Class A*<F1>                        1,896,600
      66,700   O'Reilly Automotive, Inc.*<F1>                       2,030,348
                                                                  -----------
                                                                    3,926,948
                                                                  -----------
TRANSPORTATION: 4.0%
      67,000   Petroleum Helicopters, Inc.*<F1>                     1,872,650
                                                                  -----------
TOTAL COMMON STOCKS                                                33,121,840
(Cost $28,517,753)                                                -----------

 PRINCIPAL AMOUNT
 ----------------
CORPORATE BONDS: 24.4%

AEROSPACE & DEFENSE: 0.8%
$    300,000   General Dynamics Corp.,
                 5.375%, 08/15/2015                                   307,493
      75,000   McDonnell Douglas Corp.,
                 6.875%, 11/01/2006                                    76,214
                                                                  -----------
                                                                      383,707
                                                                  -----------
AUTO MANUFACTURERS: 0.3%
     200,000   General Motors Corp.,
                 7.200%, 01/15/2011                                   142,000
                                                                  -----------
BANKS: 3.2%
     200,000   Bank of America Corp.,
                 5.950%, 02/15/2006                                   200,201
   1,000,000   BB&T Corp.
                 4.900%, 06/30/2017                                   962,844
     325,000   Colonial Bank,
                 8.000%, 03/15/2009                                   348,746
                                                                  -----------
                                                                    1,511,791
                                                                  -----------
CHEMICALS: 2.1%
   1,000,000   Du Pont E.I. De Nemours & Co.,
                 4.750%, 11/15/2012                                   980,119
                                                                  -----------
COMPUTERS: 0.5%
     250,000   International Business Machines Corp.,
                 4.750%, 11/29/2012                                   247,731
                                                                  -----------
COSMETICS/PERSONAL CARE: 0.9%
     450,000   Procter & Gamble Co.,
                 3.500%, 12/15/2008                                   434,653
                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES: 9.0%
     500,000   Caterpillar Financial Services Corp.,
                 2.625%, 01/30/2007                                   487,991
   1,000,000   CIT Group, Inc.,
                 5.000%, 02/01/2015                                   969,151
     750,000   Countrywide Home Loans, Inc.,
                 4.000%, 03/22/2011                                   705,887
      75,000   Ford Motor Credit Co.,
                 5.800%, 01/12/2009                                    66,954
     200,000   Goldman Sachs Group, Inc.,
                 6.875%, 01/15/2011                                   215,374
   1,000,000   International Lease Finance Corp.,
                 5.875%, 05/01/2013                                 1,029,645
     500,000   JPMorgan Chase & Co.,
                 4.875%, 03/15/2014                                   485,707
     250,000   Merrill Lynch & Co., Inc.,
                 6.875%, 11/15/2018                                   283,037
                                                                  -----------
                                                                    4,243,746
                                                                  -----------
FOOD: 2.0%
     400,000   Kraft Foods, Inc.,
                 5.250%, 10/01/2013                                   399,376
     500,000   McCormick & Co., Inc.,
                 3.350%, 04/15/2009                                   478,908
      75,000   Sara Lee Corp.,
                 6.000%, 01/15/2008                                    76,102
                                                                  -----------
                                                                      954,386
                                                                  -----------
INSURANCE: 1.6%
     750,000   Prudential Financial, Inc.,
                 5.000%, 01/15/2013                                   739,986
                                                                  -----------
IT SERVICES: 2.0%
   1,000,000   First Data Corp.,
                 4.850%, 10/01/2014                                   945,032
                                                                  -----------
TELECOMMUNICATIONS: 1.3%
     415,000   AT&T Corp.,
                 6.000%, 03/15/2009                                   425,721
     200,000   GTE Corp.,
                 6.360%, 04/15/2006                                   201,154
                                                                  -----------
                                                                      626,875
                                                                  -----------
TRANSPORTATION: 0.7%
     125,000   CSX Transportation, Inc.,
                 7.770%, 04/01/2010                                   137,795
     200,000   International Shipholding Corp.,
                 7.750%, 10/15/2007+<F2>                              203,560
                                                                  -----------
                                                                      341,355
                                                                  -----------
TOTAL CORPORATE BONDS                                              11,551,381
(Cost $11,778,084)                                                -----------

UNITED STATES GOVERNMENT OBLIGATION: 2.1%
   1,000,000   United States Treasury Note,
                 2.750%, 07/31/2006                                   989,844
               (Cost $993,645)                                    -----------

   SHARES
   ------
SHORT TERM INVESTMENT: 3.4%
   1,599,345   Federated Cash Trust Money Market
               (Cost $1,599,345)                                    1,599,345
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES: 99.8%
(Cost $42,888,827)                                                 47,262,410
Other Assets in Excess of Liabilities: 0.2%                            76,568
                                                                  -----------
TOTAL NET ASSETS: 100.0%                                          $47,338,978
                                                                  -----------
                                                                  -----------

*<F1>     Non-Income Producing.
+<F2> Security valued at its fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at November 30, 2005 was as follows*<F3>:

Cost of investments                    $42,888,827
Gross unrealized appreciation            5,525,488
Gross unrealized depreciation           (1,151,911)
                                       -----------
Net unrealized appreciation            $47,262,404

*<F3>     Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)/s/Robert M. Slotky
                             ----------------------------------------
                             Robert M. Slotky, President

     Date  January 25, 2006
           ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/Robert M. Slotky
                                   -----------------------------------
                                   Robert M. Slotky, President

     Date  January 25, 2006
           -----------------------------------------------------------

     By (Signature and Title)*<F4> /s/Eric W. Falkeis
                                   -----------------------------------
                                   Eric W. Falkeis, Treasurer

     Date  January 25, 2006
           -----------------------------------------------------------

*<F4> Print the name and title of each signing officer under his or her signature.